Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Growth Fund	Dec. 30, 2022
Fidelity Series International Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.61%
Past 5 years	16.82%
Past 10 years	11.94%
Fidelity Series International Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.19%
Past 5 years	14.72%
Past 10 years	10.68%
Fidelity Series International Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.08%
Past 5 years	13.16%
Past 10 years	9.65%
MS270
Average Annual Return:
Past 1 year	11.41%
Past 5 years	13.78%
Past 10 years	10.23%